Borrowings - Summary (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowings.
Loan from lessor	$ 1,016	$ 1,068	$ 1,170
EIB Loan	7,123	6,932
Total Borrowings	8,139	8,000	1,170
Less: Borrowings, current portion	(150)	(136)	(126)
Total Borrowings, net of current portion	$ 7,989	$ 7,864	$ 1,044